Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Net operating loss carried forward	$ 1,100,341	$ 355,135
Impairment of property	137,131	128,034
Allowance for credit loss	0	701
Lease Liability	212,849
Net deferred tax liabilities offset	(200,356)
Valuation allowance	171,551
Total deferred tax assets	1,078,414	483,870
Deferred tax liabilities:
ROU assets	(200,356)
Net deferred tax asset offset	200,356
Total deferred tax liabilities